SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of Company and its subsidiaries at the end of the reporting period

	Incorporation	Percentage owned
		2021	2020	2019
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	0%	0%	51%
Liquid Media Production Funding Ltd. (“Liquid Production Funding”)	Canada	100%	0%	0%
Liquid Media Group (US) Inc. (“Liquid US”)	USA	100%	0%	0%
Liquid Media Merger Sub 2, Inc. (“Liquid Merger Sub 2”)	USA	100%	0%	0%
Liquid Media Merger Sub 3, Inc. (“Liquid Merger Sub 3”)	USA	100%	0%	0%
IndieFlix Group, Inc. (“IndieFlix”)	USA	100%	0%	0%
Companies controlled by IndieFlix:
RACE, LLC	USA	100%	0%	0%

Schedule of Equipment

Computer equipment	30%
Vehicles	30%

Schedule of estimated useful lives of intangible assets

Video game catalogues (years)	15
Platform coding (years)	3
Brands	indefinite
Distribution libraries (years)	10